Derivatives and Hedging, Offsetting Liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Offsetting of Derivative Liabilities [Line Items]
Gross amounts recognized	$ (671,018)	$ (695,005)
Gross amounts offset in the statement of financial condition	671,018	695,005
Net amounts presented in the statement of financial condition	0	0
Unrealized currency gain (loss)	(2,388,713)	(2,389,680)
Total net unrealized gain (loss) on open contracts	(1,225,581)	(1,105,501)
Future Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross amounts recognized	(374,233)	(420,203)
Gross amounts offset in the statement of financial condition	374,233	420,203
Net amounts presented in the statement of financial condition	0	0
Forward Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross amounts recognized	(296,785)	(274,802)
Gross amounts offset in the statement of financial condition	296,785	274,802
Net amounts presented in the statement of financial condition	0	0
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross amounts recognized	(854,299)	(1,637,483)
Gross amounts offset in the statement of financial condition	854,299	1,637,483
Net amounts presented in the statement of financial condition	0	0
Unrealized currency gain (loss)	857,065	802,973
Total net unrealized gain (loss) on open contracts	2,823,891	1,617,474
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Future Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross amounts recognized	(658,381)	(1,102,329)
Gross amounts offset in the statement of financial condition	658,381	1,102,329
Net amounts presented in the statement of financial condition	0	0
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross amounts recognized	(195,918)	(535,154)
Gross amounts offset in the statement of financial condition	195,918	535,154
Net amounts presented in the statement of financial condition	0	0
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross amounts recognized	(682,956)	(1,247,000)
Gross amounts offset in the statement of financial condition	682,956	1,247,000
Net amounts presented in the statement of financial condition	0	0
Unrealized currency gain (loss)	(37,574)	(43,191)
Total net unrealized gain (loss) on open contracts	1,791,720	687,712
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Future Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross amounts recognized	(576,554)	(1,188,296)
Gross amounts offset in the statement of financial condition	576,554	1,188,296
Net amounts presented in the statement of financial condition	0	0
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross amounts recognized	(106,402)	(58,704)
Gross amounts offset in the statement of financial condition	106,402	58,704
Net amounts presented in the statement of financial condition	$ 0	$ 0